SUPPLEMENT DATED APRIL 12, 2021

TO THE PROSPECTUS, AS SUPPLEMENTED TO DATE

DATED AUGUST 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar International Equity Fund

Morningstar Multisector Bond Fund

Morningstar U.S. Equity Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to the Trust’s Prospectus dated August 31, 2020, as supplemented to date, and should be read in conjunction with such Prospectus.

Morningstar International Equity Fund—Portfolio Manager Changes

1.

To reflect the addition of Eric Moffett and Malik Asif as portfolio managers of the Morningstar International Equity Fund, the T. Rowe Price Associates, Inc. portion of the table following the “Subadvisers and Portfolio Managers” heading in the Summary Section of the Prospectus for the Morningstar International Equity Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
T. Rowe Price Associates, Inc.

Gonzalo Pángaro, CFA	Vice President and Portfolio Manager	Since Inception (November 2018)

Eric Moffett	Portfolio Manager	April 2021

Malik Asif	Portfolio Manager	April 2021

2.

To reflect the addition of Eric Moffett and Malik Asif as portfolio managers of the Morningstar International Equity Fund, T. Rowe Price Associates, Inc.’s information within the “Subadvisers and Portfolio Managers” section for the Morningstar International Equity Fund of the Prospectus is hereby removed and replaced with the following:

T. Rowe Price Associates, Inc. (T. Rowe Price), 100 East Pratt Street, Baltimore, MD 21202, serves as a subadviser to the Fund under a subadvisory agreement (the T. Rowe Price Subadvisory Agreement) with Morningstar on behalf of the Fund. T. Rowe Price is registered as an investment adviser with the SEC and was founded in 1937. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., which was formed in 2000 as the publicly traded parent holding company of T. Rowe Price and its affiliated entities. As of December 31, 2020, T. Rowe Price had approximately $1.5 trillion in assets under management. As a subadviser to the Fund, T. Rowe Price may in its discretion utilize the service of its affiliates, T. Rowe Price International LTD (TRPI), a corporation organized under the laws of the United Kingdom and a wholly owned subsidiary of T. Rowe Price and T. Rowe Price Singapore Private LTD (TRPS), a corporation organized under the laws of Singapore and a wholly owned subsidiary of TRPI, pursuant to separate agreements between T. Rowe Price and TRPI and TRPS, respectively. The following portfolio managers are primarily responsible for the day-to-day management of T. Rowe Price’s allocated portion of the Fund’s portfolio:

Gonzalo Pángaro, CFA—Gonzalo Pángaro is a vice president and portfolio manager. He joined the firm in 1998 and his investment experience dates from 1991. He earned a master’s degree in finance from CEMA University (Centro de Estudios Macroeconomics de la Argentina), and a bachelor’s degree in business administration from the Argentine Catholic University. He is also fluent in Spanish, English and Portuguese. Pángaro has served as a portfolio manager for the Fund since its inception in November 2018.

Eric Moffett—Eric Moffett is a vice president and portfolio manager. He joined the firm in 2007 and his investment experience dates from 2000. Moffett earned an A.B., magna cum laude, in economics from Princeton University and an M.B.A. from Harvard Business School. Moffett has served as a portfolio manager for the fund since April 2021.

Malik Asif—Malik Asif is a vice president and portfolio manager. He joined the firm in 2012 and his investment experience dates from 2007. During the past five years, Asif served as an associate portfolio manager of the Emerging Markets strategy (beginning in 2018) and prior to that, as an analyst covering the financial sector in emerging markets with the firm. Asif earned a B.A., summa cum laude, in economics and international relations from Connecticut College and is a member of Phi Beta Kappa. He also has earned an M.B.A. from the University of Chicago, Booth School of Business, where he received the Chicago Booth Merit Fellowship. Asif has served as a portfolio manager for the fund since April 2021.

Morningstar Multisector Bond Fund—Portfolio Manager Changes

1.

To reflect the retirement of Daniel Fuss and the addition of Brian Kennedy and Todd Vandam as portfolio managers of the Morningstar Multisector Bond Fund, the Loomis Sayles & Company, L.P. portion of the table following the “Subadvisers and Portfolio Managers” heading in the Summary Section of the Prospectus for the Morningstar Multisector Bond Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Loomis Sayles & Company, L.P.

Matthew J. Eagan, CFA	Executive Vice President and Portfolio Manager	Since Inception (November 2018)

Elaine M. Stokes	Executive Vice President and Portfolio Manager	Since Inception (November 2018)

Brian P. Kennedy	Vice President and Co-Portfolio Manager	Since March 2021

Todd P. Vandam, CFA	Vice President and Co-Portfolio Manager	Since March 2021

2.

To reflect the retirement of Daniel Fuss and the addition of Brian Kennedy and Todd Vandam as portfolio managers of the Morningstar Multisector Bond Fund, the Loomis Sayles & Company, L.P.’s information within in the “Subadvisers and Portfolio Managers” section for the Morningstar Multisector Bond Fund of the Prospectus is hereby removed and replaced with the following:

Loomis, Sayles & Company, L.P. (Loomis Sayles), One Financial Center, Boston, MA 02111, serves as a subadviser to the Fund under a subadvisory agreement (the Loomis Sayles Subadvisory Agreement) with Morningstar on behalf of the Fund. Loomis Sayles is registered as an investment adviser with the SEC and was founded in 1926. Loomis Sayles is an indirect subsidiary of Natixis Investment Managers, LLC which is an indirect subsidiary of Natixis Investment Managers, an international asset management group based in Paris, France. As of December 31, 2020, Loomis Sayles had approximately $347.8 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of Loomis Sayles’ allocated portion of the Fund’s portfolio:

Matthew J. Eagan, CFA—Matthew Eagan, executive vice president and portfolio manager of Loomis Sayles, began his investment career in 1989 and joined Loomis Sayles in 1997. Matthew earned a BA from Northeastern University and an MBA from Boston University and has more than 29 years of investment experience. He has served as a portfolio manager for the Fund since its inception in November 2018.

Elaine M. Stokes—Elaine Stokes, executive vice president and portfolio manager of Loomis Sayles, began her investment career in 1987 and joined Loomis Sayles in 1988. Elaine earned a BS from St. Michael’s College and has more than 32 years of investment experience. She has served as a portfolio manager for the Fund since its inception in November 2018.

Brian P. Kennedy—Brian Kennedy, vice president and co-portfolio manager of Loomis Sayles, started his investment industry career in 1990 as a senior fund accountant at the Boston Company. Brian joined Loomis Sayles in 1994. He earned a BS from Providence College and an MBA from Babson College. He has served as a portfolio manager for the Fund since March 2021.

Todd P. Vandam, CFA—Todd Vandam, vice president and co-portfolio manager of Loomis Sayles, began his career in 1994 on the high yield trading desk. Prior to joining Loomis Sayles, Todd completed the US Army Airborne and US Army Ranger Schools. He was a Field Artillery Officer in the US Army, most recently working as a Fire Support Officer stationed in Panama. Todd is a member of CFA Society Boston. He earned a BA in business and economics from Brown University. He has served as a portfolio manager for the Fund since March 2021.

Morningstar Multisector Bond Fund—Currency Options

1.

To reflect that in pursuing the Fund’s principal investment strategy, currency options may be used in addition to forward foreign currency contracts, the “Principal Investment Strategies” section within the Summary Section of the Prospectus for the Morningstar Multisector Bond Fund is removed and replaced with the following:

Principal Investment Strategies

In seeking total return through a combination of current income and capital appreciation, the Fund will normally invest at least 80% of its assets in debt securities (commonly referred to as “bonds”) of varying maturity, duration, and quality across various sectors of the fixed-income market. These may include U.S. and non-U.S. corporate debt securities, U.S. and non-U.S. government debt securities, emerging-market debt securities, mortgage-backed and asset-backed securities, municipal securities, and floating-rate notes.

The Fund may invest without limit in fixed-income securities that are rated below investment grade (commonly known as junk bonds), or if unrated, are determined by the Fund’s subadviser(s) to be of comparable quality. The Fund may invest without limit in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers.

The Fund may invest in securities acquired in a private placement, such as Rule 144A securities, as well as derivatives, including options, futures, swaps, and forward foreign currency contracts and currency options, for risk management purposes or as part of its investment strategies. Due to the opportunistic nature of its strategy, the Fund may also invest up to 20% of its assets in equity securities, including common stocks and convertible securities.

Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, ETFs, and individual securities (collectively “Allocation Decisions”). Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and Allocation Decisions, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.

2.

To reflect that in pursuing the Fund’s principal investment strategy, currency options may be used in addition to forward foreign currency contracts, the paragraph within the “Additional Principal Investment Strategy Information” section of the Prospectus for the Morningstar Multisector Bond Fund is removed and replaced with the following:

Morningstar Multisector Bond Fund—The fixed-income securities in which the Fund may invest include corporate loans and securities of municipal issuers. The Fund may invest in equity securities, including common and preferred stock of companies located in any country, including emerging and frontier markets. In addition, certain of the Fund’s investments may be directly or indirectly linked to the performance of one or more commodities, and therefore subject to developments in the commodities markets. To facilitate the implementation of its investment strategy, the Fund may also use derivatives, including options, futures, swaps, and forward foreign currency contracts and currency options, to enhance returns, to manage or adjust the Fund’s risk profile, to replace more traditional direct investments, or to obtain exposure to certain markets.

Morningstar U.S. Equity Fund—Portfolio Manager Change

1.

To reflect that Steven Gorham no longer serves as a portfolio manager of the Morningstar U.S. Equity Fund, the Massachusetts Financial Services Company’s (d/b/a MFS Investment Management) (“MFS”) portion of the table following the “Subadvisers and Portfolio Managers” heading within the Summary Section of the Prospectus for the Morningstar U.S. Equity Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Massachusetts Financial Services Company, d/b/a MFS Investment Management

Nevin Chitkara	Investment Officer and Portfolio Manager	Since Inception (November 2018)

Katherine Cannan	Investment Officer and Equity Analyst	Since January 2020

2.

To reflect that Steven Gorham no longer serves as a portfolio manager of the Morningstar U.S. Equity Fund, , MFS’s information within the “Subadvisers and Portfolio Managers” section for the Morningstar U.S. Equity Fund of the Prospectus is hereby removed and replaced with the following:

Massachusetts Financial Services Company, d/b/a MFS Investment Management (MFS),

111 Huntington Avenue, Boston, MA 02199, serves as a subadviser to the Fund under a subadvisory agreement (the MFS Subadvisory Agreement) with Morningstar on behalf of the Fund. MFS is registered as an investment adviser with the SEC and was founded in 1924. MFS is an indirect, majority owned subsidiary of Sun Life Financial Inc., a diversified financial services company. As of December 31, 2020, MFS had approximately $610.2 billion in assets under management. The following portfolio managers are primarily responsible for the day-to-day management of MFS’s allocated portion of the Fund’s portfolio:

Nevin Chitkara—Nevin Chitkara serves as an investment officer and equity portfolio manager for MFS. He joined MFS in 1997. Chitkara earned a BS from Boston University (magna cum laude) and an MBA from the Massachusetts Institute of Technology. Chitkara has served as a portfolio manager for the Fund since its inception in November 2018.

Katherine A. Cannan—Katherine A. Cannan serves as an investment officer and equity research analyst for MFS. She joined MFS in 2013. Cannan earned a BA from Northwestern University (magna cum laude) and an MBA from Harvard Business School. Cannan has served as a portfolio manager for the Fund since January 2020.

Morningstar U.S. Equity Fund—Subadviser Name and Principal Office Address Changes

1.

Effective immediately, all references to “Levin Easterly Partners LLC” in the Summary Section of the Prospectus for the Morningstar U.S. Equity Fund and the Prospectus, generally, are replaced with “Easterly Investment Partners LLC,” and all references to “Levin Easterly” in the Prospectus are replaced with “Easterly Investment.”

2.	Effective immediately, any reference in the Prospectus to the principal office address of Easterly Investment Partners LLC is hereby updated to 138 Conant Street, Beverly, MA, 01915.

Please retain this supplement for future reference.

SUPPLEMENT DATED APRIL 12, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION, AS SUPPLEMENTED TO DATE

DATED AUGUST 31, 2020

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar International Equity Fund

Morningstar Multisector Bond Fund

Morningstar U.S. Equity Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to the Trust’s Statement of Additional Information (“SAI”) dated August 31, 2020, as supplemented to date, and should be read in conjunction with such SAI.

Morningstar International Equity Fund—Use of Affiliates and Portfolio Manager Changes

1.

To reflect use of affiliates in the performance of investment management activities for the Fund, the fourth paragraph under the “The Funds’ Investment Team—The Subadvisers—Morningstar International Equity Fund” heading in the SAI is hereby removed and replaced with the following:

T. Rowe Price Associates, Inc. (T. Rowe Price) is a subadviser for the Fund pursuant to a Subadvisory Agreement with the adviser and the Trust. T. Rowe Price is registered as an investment adviser with the SEC and was founded in 1937. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., which was formed in 2000 as the publicly traded parent holding company of T. Rowe Price and its affiliated entities. For its services as subadviser to its portion of the Fund’s assets, T. Rowe Price is entitled to receive a fee from the adviser. As a subadviser to the Fund, T. Rowe Price may in its discretion utilize the service of its affiliates, T. Rowe Price International LTD (TRPI), a corporation organized under the laws of the United Kingdom and a wholly owned subsidiary of T. Rowe Price and T. Rowe Price Singapore Private LTD (TRPS), a corporation organized under the laws of Singapore and a wholly owned subsidiary of TRPI, pursuant to separate agreements between T. Rowe Price and TRPI and TRPS, respectively.

2.

To reflect the addition of Eric Moffett and Malik Asif as portfolio managers of the Morningstar International Equity Fund, the following information is added to the T. Rowe Price section of the table following the “The Funds’ Investment Team—Portfolio Managers—Other Accounts Managed by Portfolio Managers” heading in the SAI:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts

T. Rowe Price

Eric Moffett	1	3	0	0	0	0
(as of January 31, 2021)	$240.0 Million	$897.0 Million	$0	$0	$0	$0

Malik Asif	0	0	0	0	0	0
(as of January 31, 2021)	$0	$0	$0	$0	$0	$0

Morningstar Multisector Bond Fund—Portfolio Manager Changes

3.

To reflect the retirement of Daniel Fuss and the addition of Brian Kennedy and Todd Vandam as portfolio managers of the Morningstar Multisector Bond Fund, the information in the Loomis Sayles section of the table following the “The Funds’ Investment Team—Portfolio Managers—Other Accounts Managed by Portfolio Managers” heading in the SAI is hereby removed and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts

Loomis Sayles

Matthew J. Eagan, CFA	17	28	125	0	0	5
(as of January 31, 2021)	$29.9 Billion	$12.4 Billion	$22.4 Billion	$0	$0	$657.8 Million

Elaine M. Stokes	14	27	115	0	0	5
(As of January 31, 2021)	$29.4 Billion	$12.4 Billion	$22.4 Billion	$0	$0	$657.8 Million

Brian P. Kennedy	13	27	136	0	0	5
(as of January 31, 2021)	$28.9 Billion	$12.4 Billion	$22.4 Billion	$0	$0	$657.8 Million

Todd P. Vandam, CFA	5	19	71	0	0	5
(as of January 31, 2021)	$1.9 Billion	$4.5 Billion	$9.6 Billion	$0	$0	$657.8 Million

Morningstar U.S. Equity Fund—Portfolio Manager Change

4.

To reflect that Steven Gorham no longer serves as a portfolio manager of the Morningstar U.S. Equity Fund, the MFS section of the table following the “The Funds’ Investment Team—Portfolio Managers—Other Accounts Managed by Portfolio Managers” heading in the SAI is hereby removed and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Firm and Portfolio Manager(s)	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies (excluding the Funds)	Other Pooled Investment Vehicles	Other Accounts

MFS

Nevin P. Chitkara	17	8	39	0	0	0
	$62.0 Billion	$5.3 Billion	$16.7 Billion	$0	$0	$0

Katherine A. Cannan	11	2	18	0	0	4
	$55.7 Billion	$2.6 Billion	$7.5 Billion	$0	$0	$603.1 Million

Morningstar U.S. Equity Fund—Subadviser Name Change

5.

Effective immediately, all references to “Levin Easterly Partners LLC” in the SAI are replaced with “Easterly Investment Partners LLC,” and all references to “LEP” and “Levin Easterly” in the SAI are replaced with “EIP” and “Easterly Investment,” respectively.

Update to Trustees and Officers Table

6.	Effective immediately, the information relating to Illinan Sary is removed from the table following the “Trustees and Executive Officers” heading in the SAI.

Please retain this supplement for future reference.